Operations (Details 4) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Book Value [Member]
IfrsStatementLineItems [Line Items]
Total of net assets acquired	R$ 403,183
Fair Value Adjusted [Member]
IfrsStatementLineItems [Line Items]
Total of net assets acquired	396,858
At fair value [member]
IfrsStatementLineItems [Line Items]
Total of net assets acquired	800,041
Technical goodwill	204,443
Consideration amount	R$ 1,004,484